Discontinued Operations: Results of Operations-Park N Fly (Details) (Park N Fly, USD $)	3 Months Ended	55 Months Ended
	Mar. 31, 2014	Mar. 31, 2014
Park N Fly
Discontinued Operations, Revenue		$ 1,192,191
Discontinued Operations, Costs of Goods Sold		1,168,796
Discontinued Operations, Gross Profit		23,395
Discontinued Operations, General & Administrative Expenses		(91,200)
Discontinued Operations, Interest Expense	(1,395)	(16,587)
Discontinued Operations, Gain on Sale of Equipment		300
Discontinued Operations, Net Loss, Total	$ (1,395)	$ (84,092)